Investment (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Fair value of investment	$ 776	$ 776
Estimated value of investment, percentage	20.00%
Investment impact of net income	$ 155
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value of investment	$ 0